Business Segment Information - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Equity Method Investments	$ 315,989	$ 324,610
Value of net plant and equipment at the date of acquisition of acquired companies	1,123	11,211	$ 74,439
Aerospace Systems
Segment Reporting Information [Line Items]
Equity Method Investments	$ 251,365	$ 263,246
Maximum
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Percentage	50.00%